Share capital and share base payments - Breakdown of the Closing Balance (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	2,752,198	1,607,345	1,049,466	331,910
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,450	1,450	1,550
Closing Balance, Exercisable	188,500	188,500	310,000
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	2,185	2,230	2,307
Closing Balance, Exercisable	284,050	289,900	461,400
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	50,000
Closing Balance, Exercisable	0	0	50,000
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	3,000	3,000	3,000
Closing Balance, Exercisable			600,000
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	250,000
Closing Balance, Exercisable	0	0	250,000
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	0
Closing Balance, Exercisable			0
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	110,500
Closing Balance, Exercisable	0	0	110,500
AGAP Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	4,892	5,339	5,581
Closing Balance, Exercisable			558,100
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,600	2,000	2,000
Closing Balance, Exercisable			200,000
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	67,028
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	242,500	307,500	327,500
Closing Balance, Exercisable			327,500
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	200,000	230,000	230,000
Closing Balance, Exercisable			230,000
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	85,650	0
Closing Balance, Exercisable	0	85,650
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	25,000	25,000	0
Closing Balance, Exercisable	25,000	25,000
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	57,376	0
Closing Balance, Exercisable	0	57,376
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	460,600	532,800	0
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	325,000	355,000	0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	79,861	0	0
Closing Balance, Exercisable	79,861
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	696,110	0	0
Closing Balance, Exercisable	696,110
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	710,000	0	0
Closing Balance, Exercisable	710,000
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	284,500	309,500	334,500	384,500
Closing Balance, Exercisable	284,500	309,500	334,500
BSA 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	41,940	66,940	91,940
Closing Balance, Exercisable	41,940	66,940	91,940
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	46,360	46,360	46,360
Closing Balance, Exercisable	46,360	46,360	46,360
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	75,000	75,000	75,000
Closing Balance, Exercisable	75,000	75,000	75,000
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	70,000	70,000	70,000
Closing Balance, Exercisable	70,000	70,000	70,000
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	14,200	14,200	14,200
Closing Balance, Exercisable	14,200	14,200	14,200
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	37,000	37,000	37,000
Closing Balance, Exercisable	37,000	37,000	37,000
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,360,822	1,362,322	1,363,072	1,363,072
Closing Balance, Exercisable	1,360,822	1,362,322	1,363,072
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	255,000	255,000	255,000
Closing Balance, Exercisable	255,000	255,000	255,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	60,100	61,600	62,350
Closing Balance, Exercisable	60,100	61,600	62,350
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable	1,045,722	1,045,722	1,045,722